COMMITMENTS AND CONTRACTUAL OBLIGATIONS - Disclosure of commitments and contractual obligations in normal course of operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contractual Obligations [Line Items]
Commitments	$ 661,861
Accounts payable	135,547	$ 116,866	$ 54,193
Bank indebtedness - principal	179,800	106,300	$ 163,600
Bank indebtedness - interest	19,316
Term debt - principal	89,080
Term debt - PIK interest	5,196
Lease obligations	5,703
Risk management contracts	7,286	$ 23,344
Decommissioning obligations	30,197
Total future payments	1,133,986
Total contractual obligations	472,125
1 Year [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	102,678
Accounts payable	135,547
Bank indebtedness - principal	0
Bank indebtedness - interest	13,737
Term debt - principal	0
Term debt - PIK interest	0
Lease obligations	1,405
Risk management contracts	7,286
Decommissioning obligations	0
Total future payments	260,653
Total contractual obligations	157,975
2-3 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	210,731
Accounts payable	0
Bank indebtedness - principal	179,800
Bank indebtedness - interest	5,579
Term debt - principal	89,080
Term debt - PIK interest	5,196
Lease obligations	2,398
Risk management contracts	0
Decommissioning obligations	0
Total future payments	492,784
Total contractual obligations	282,053
4-5 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	160,276
Accounts payable	0
Bank indebtedness - principal	0
Bank indebtedness - interest	0
Term debt - principal	0
Term debt - PIK interest	0
Lease obligations	1,899
Risk management contracts	0
Decommissioning obligations	0
Total future payments	162,175
Total contractual obligations	1,899
Thereafter [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	188,176
Accounts payable	0
Bank indebtedness - principal	0
Bank indebtedness - interest	0
Term debt - principal	0
Term debt - PIK interest	0
Lease obligations	1
Risk management contracts	0
Decommissioning obligations	30,197
Total future payments	218,374
Total contractual obligations	30,198
Firm transportation & processing [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	654,599
Firm transportation & processing [Member] | 1 Year [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	99,606
Firm transportation & processing [Member] | 2-3 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	208,173
Firm transportation & processing [Member] | 4-5 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	158,644
Firm transportation & processing [Member] | Thereafter [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	188,176
Office Buildings [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	4,262
Office Buildings [Member] | 1 Year [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	972
Office Buildings [Member] | 2-3 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	1,658
Office Buildings [Member] | 4-5 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	1,632
Office Buildings [Member] | Thereafter [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	0
Drilling Services [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	3,000
Drilling Services [Member] | 1 Year [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	2,100
Drilling Services [Member] | 2-3 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	900
Drilling Services [Member] | 4-5 Years [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	0
Drilling Services [Member] | Thereafter [Member]
Commitments And Contractual Obligations [Line Items]
Commitments	$ 0